PROPERTY AND EQUIPMENT (Details) - Schedule of property and equipment - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	$ 506,180	$ 499,282	$ 680,942
Less: accumulated depreciation		(247,036)	(178,796)
Total property and equipment	209,671	252,246	502,146
Leasehold Improvements Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	58,613	58,613	256,920
Vehicle Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	149,916	149,916	143,560
Furniture and Fixtures Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	94,053	93,464	132,088
Test Equipment Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	25,395	20,493
Computer Equipment Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	110,916	109,509	87,087
Software Member
Property, Plant and Equipment [Line Items]
Property And Equipment Gross	$ 67,287	$ 67,287	$ 61,287